CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Allowance for Doubtful Accounts Receivable, Current	$ 3,970	$ 2,777
Stockholders’ Equity:
Preferred Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred Stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred Stock, shares issued (in shares)	0	0
Preferred Stock, shares outstanding (in shares)	0	0
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common Stock, shares authorized (in shares)	75,000,000	75,000,000
Common Stock, shares issued (in shares)	52,960,570	37,012,250
Common Stock: shares outstanding (in shares)	52,960,570	37,012,250